Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Maximum Exposure to Credit Risk
The maximum exposure to credit risk of the Group’s financial instruments without considering value of collaterals as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Cash and cash equivalents (except for cash on hand)	￦	2,625,581	￦	2,989,713
Trade and other receivables
Financial assets at amortized costs		5,034,621		5,687,103
Financial assets at fair value through other comprehensive income		1,118,619		491,713
Contract assets		586,438		745,085
Other financial assets
Derivatives financial assets for hedging		7,684		99,453
Financial assets at fair value through profit or loss		680,453		862,481
Financial assets at fair value through other comprehensive income		6,570		94,750
Financial assets at amortized costs		671,068		608,389

Total	￦	10,731,034	￦	11,578,687

Summary of Contractual Undiscounted Cash Flows
The table below analyzes the Group’s liabilities (including interest expenses) into relevant maturity groups based on the remaining period at the date of the end of each reporting period to the contractual maturity date. These amounts are contractual undiscounted cash flows and can differ from the amount in the consolidated financial statements.

	December 31, 2020
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	6,587,796	￦	730,758	￦	258,255	￦	7,576,809
Borrowings(including debentures)		1,573,944		4,373,534		2,258,360		8,205,838
Lease liabilities		336,024		658,501		190,907		1,185,432
Other non-derivative financial liabilities		574		131,242		—		131,816
Financial guarantee contracts 1		22,422		—		—		22,422

Total	￦	8,520,760	￦	5,894,035	￦	2,707,522	￦	17,122,317

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

	December 31, 2021
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	6,698,783	￦	1,232,468	￦	159,647	￦	8,090,898
Borrowings(including debentures)		1,927,456		5,635,558		2,275,557		9,838,571
Lease liabilities		388,226		484,476		427,860		1,300,562
Other non-derivative financial liabilities		1,473		206,749		100,900		309,122
Financial guarantee contracts 1		71,697		—		—		71,697

Total	￦	9,087,635	￦	7,559,251	￦	2,963,964	￦	19,610,850

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow
At the end of the reporting period, the cash outflows and inflows by maturity of the Group’s derivatives held for trading and gross-settled derivatives are as follows:

	December 31, 2019
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total

Outflow	￦	650,497	￦	1,602,513	￦	507,947	￦	2,760,957
Inflow		684,720		1,648,746		524,483		2,857,949

	December 31, 2020
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives settled gross 1
Outflows	￦	248,300	￦	2,179,046	￦	498,619	￦	2,925,965
Inflows		249,301		2,074,747		480,570		2,804,618

	December 31, 2021
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading 2
Outflows	￦	—	￦	158,284	￦	—	￦	158,284
Derivatives settled gross 3
Outflows	￦	843,489	￦	1,857,942	￦	377,302	￦	3,078,733
Inflows		856,508		1,917,236		394,134		3,167,878

1	Cash outflow and inflow of gross-settled derivatives are undiscounted contractual cash flow and may differ from the amount in the statement of financial position.
2
During the current period, derivative liabilities
held-for-trading are
classified under the ‘more than one year to less than five years’ category as they are relevant to the fair value of derivatives liabilities related to shareholder-to-share
contracts (Note 20).

As these derivatives
held-for-trading
are m
a
naged based on net fair value, their contractual maturities are not necessarily taking into consideration to understand the timing of cash flows.
3	Cash outflow and inflow of gross-settled derivatives are undiscounted contractual cash flow and may differ from the amount in the statement of financial position.

Summary of Debt-to-equity Ratios
The
debt-to-equity
ratios as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Total liabilities	￦	18,111,112	￦	20,592,180
Total equity		15,551,433		16,567,161
Debt-to-equity ratio		116%		124%

Summary of Gearing Ratios
The gearing ratios as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won, %)	December 31, 2020		December 31, 2021
Total borrowings	￦	7,316,298	￦	8,437,703
Less: cash and cash equivalents		(2,634,624)		(3,019,592)

Net debt		4,681,674		5,418,111
Total equity		15,551,433		16,567,161
Total capital		20,233,107		21,985,272
Gearing ratio		23%		25%

Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements
Details of the Group’s recognized financial assets subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	December 31, 2020
	Gross assets		Gross liabilities offset	Net amounts presented in the statement of financial position		Amounts not offset			Net amount
						Financial instruments	Cash collateral
Trade receivables	￦	71,497	￦ (1)	￦	71,496	￦ (67,421)	￦	—	￦	4,075

(In millions of Korean won)	December 31, 2021
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset			Net amount
							Financial instruments	Cash collateral
Trade receivables	￦	79,102	￦	—	￦	79,102	￦ (65,592)	￦	—	￦	13,510

Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements
The Group’s recognized financial liabilities subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	December 31, 2020
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	￦	69,361	￦	—	￦	69,361	￦	(67,421)	￦	—	￦	1,940
Other financial liabilities		1		(1)		—		—		—		—

	￦	69,362	￦	(1)	￦	69,361	￦	(67,421)	￦	—	￦	1,940

(In millions of Korean won)	December 31, 2021
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset			Net amount
							Financial instruments	Cash collateral
Trade payables	￦	69,944	￦	—	￦	69,944	￦ (65,592)	￦	—	￦	4,352

Currency risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As at December 31, 2019, 2020 and 2021, if the foreign exchange rate had strengthened/weakened by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(In millions of Korean won)	Fluctuation of foreign exchange rate	Income before tax 1		Shareholders’ equity
2019.12.31	10%	￦	45,149	￦	52,092
	-10%		(45,149)		(52,092)
2020.12.31	10%	￦	25,220	￦	36,961
	-10%		(25,220)		(36,961)
2021.12.31	10%	￦	(3,433)	￦	8,692
	-10%		3,433		(8,692)

Summary of Details of Financial Assets and Liabilities in Foreign Currencies

Details of financial assets and liabilities in foreign currencies as at December 31, 2019, 2020 and 2021, are as follows:

(In thousands of foreign currencies)	2019		2020		2021
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
USD	645,941	1,830,764	400,046	1,937,935	245,759	2,302,642
SDR 1	255	729	255	728	255	722
JPY	24,930	80,000,000	209,376	46,000,009	29,227	30,000,763
GBP	—	56	—	—	—	1,005
EUR	1	6	316	162	3,943	10,801
CNY	457	161	458	491	—	—
RWF 2	706	—	646	—	586	—
THB 3	—	—	535	—	2,160	—
MMK 4	84	—	—	—	—	—
TZS 5	6,919	—	1,019	—	1,644	—
BWP 6	911	—	212	—	93	—
HKD 7	—	268	—	198	—	105
BDT 8	18,897	—	—	—	—	—
PLN 9	—	—	26	—	—	—
VND 10	271,563	—	242,370	—	257,895	—
XAF 11	97,411	—	16,229	—	—	—
SGD 12	—	—	6	284,000	13	284,000
TWD 13	—	—	—	—	—	226
CHF 14	—	—	—	—	—	161
1	Special Drawing Rights.
2	Rwanda Franc.
3	Thailand Bhat.
4	Myanmar Kyat.
5	Tanzanian Shilling.
6	Botswana Pula.
7	Hong Kong Dollar.
8	Bangladesh Taka.
9	Polish Zloty.
10	Vietnam Dong.
11	Central African Franc.
12	Singapore Dollar.
13	Taiwan Dollar.
14	Swiss Franc.

Equity price risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As at
December 31, 2019, 2020 and 2021, the Group is exposed to equity securities price risk because the securities held by the Group are traded in active markets. If the market prices had increased/decreased by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(In millions of Korean won)	Fluctuation of price	Income before tax		Equity
2019.12.31	10%	￦	24	￦	613
	-10%		(24)		(613)
2020.12.31	10%	￦	2,811	￦	3,472
	-10%		(2,811)		(3,472)
2021.12.31	10%	￦	2,000	￦	4,588
	-10%		(2,000)		(4,588)

Interest rate risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As at December 31, 2019, 2020 and 2021, if the market interest rate had increased/decreased by 100 bp with other variables held constant, the effects on profit before income tax and shareholders’ equity would be as follows:

(In millions of Korean won)	Fluctuation of interest rate	Income before tax		Shareholders’ equity
2019.12.31	+ 100 bp	￦	425	￦	14,764
	- 100 bp		(482)		(19,280)
2020.12.31	+ 100 bp	￦	973	￦	18,584
	- 100 bp		(973)		(19,377)
2021.12.31	+ 100 bp	￦	753	￦	5,549
	- 100 bp		(731)		(5,675)